OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES
22. OTHER LONG-TERM LIABILITIES

(in thousands of $)	2011	2010
Liabilities in respect of lease terminations	-	51,090
Deferred credits from capital lease transactions	19,153	19,780
	19,153	70,870

The liabilities in respect of the termination of lease financing arrangements for the Golar Spirit and Golar Freeze totaling $51.1 million at December 31, 2010 have been reflected in these financial statements at Golar's book values as they were readily separable and identifiable within the books of Golar. These liabilities were not transferred to the Partnership as part of the IPO in April 2011 or the transfer of the Golar Freeze in October 2011 and therefore have been eliminated from the Partnership's equity (see note 2).

Deferred credits from capital lease transactions

(in thousands of $)	2011	2010
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(4,911)	(4,286)
	19,780	20,405
Short-term (see note 19)	627	625
Long-term	19,153	19,780
	19,780	20,405

In connection with the Methane Princess Lease (See note 21), the Partnership recorded an amount representing the difference between the net cash proceeds received upon sale of the vessel and the present value of the minimum lease payments. The amortization of the deferred credit for the year is offset against depreciation and amortization expense in the statement of operations. The deferred credits represent the upfront benefits derived from undertaking finance in the form of UK leases. The deferred credits are amortized over the remaining estimated useful economic lives of the vessels to which the leases relate on a straight-line basis.

Amortization for the years ended December 31, 2011, 2010 and 2009 was $0.6 million, $0.8 million and $0.9 million, respectively.